Average Annual Total Returns - FidelityMinnesotaMunicipalIncomeFund-PRO - FidelityMinnesotaMunicipalIncomeFund-PRO - Fidelity Minnesota Municipal Income Fund	Mar. 01, 2023
Fidelity Minnesota Municipal Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(7.47%)
Past 5 years	1.01%
Past 10 years	1.73%
Fidelity Minnesota Municipal Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(7.48%)
Past 5 years	0.96%
Past 10 years	1.67%
Fidelity Minnesota Municipal Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(3.63%)
Past 5 years	1.30%
Past 10 years	1.90%
LB015
Average Annual Return:
Past 1 year	(8.53%)
Past 5 years	1.25%
Past 10 years	2.13%
F1732
Average Annual Return:
Past 1 year	(7.01%)
Past 5 years	1.31%
Past 10 years	1.91%